Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Trading loans, securities, and other
Trading loans, securities, and other	$ 156,351	$ 148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,690	8,548
Derivatives
Derivative financial assets	53,596	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,257	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	98,290	103,285
Securities purchased under reverse repurchase agreements	156,176	169,162
FINANCIAL LIABILITIES
Trading deposits	47,154	19,177
Derivatives
Derivative financial liabilities	56,727	53,203
Securitization liabilities at fair value	13,619	13,718
Financial liabilities designated at fair value through profit or loss	49,087	59,665
Obligations related to securities sold short	41,768	34,999
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	175,672	188,876
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	156,351	148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,690	8,548
Derivatives
Derivative financial assets	53,596	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,257	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	98,290	103,285
Securities purchased under reverse repurchase agreements	7,035	7,395
FINANCIAL LIABILITIES
Trading deposits	47,154	19,177
Derivatives
Derivative financial liabilities	56,727	53,203
Securitization liabilities at fair value	13,619	13,718
Financial liabilities designated at fair value through profit or loss	49,087	59,665
Obligations related to securities sold short	41,768	34,999
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	2,693	3,675
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	74,142	57,167
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	214	232
Derivatives
Derivative financial assets	285	423
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,604	1,005
Derivatives
Derivative financial liabilities	199	383
Obligations related to securities sold short	1,258	1,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	82,207	91,132
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,878	7,742
Derivatives
Derivative financial assets	52,735	53,438
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,257	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	94,128	100,681
Securities purchased under reverse repurchase agreements	7,035	7,395
FINANCIAL LIABILITIES
Trading deposits	42,130	14,528
Derivatives
Derivative financial liabilities	54,793	51,620
Securitization liabilities at fair value	13,619	13,718
Financial liabilities designated at fair value through profit or loss	49,056	59,641
Obligations related to securities sold short	40,509	33,960
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	2,693	3,675
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	2	19
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	598	574
Derivatives
Derivative financial assets	576	381
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,558	1,599
FINANCIAL LIABILITIES
Trading deposits	5,024	4,649
Derivatives
Derivative financial liabilities	1,735	1,200
Financial liabilities designated at fair value through profit or loss	31	24
Obligations related to securities sold short	1
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	15,153	21,492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,000	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,430	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,702	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	20,782	22,825
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	28,578	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,683	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,770	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,802	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,521	3,865
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,418	351
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	400
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,735	21,141
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,000	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,430	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,302	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	20,782	22,809
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	28,578	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,683	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,770	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,802	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,521	3,865
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		16
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,495	5,615
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,135	13,353
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,095	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,763	9,895
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,494	5,613
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,134	13,352
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,095	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,740	9,875
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	2
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23	20
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	58,393	43,842
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,502	2,387
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	42	37
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	239	212
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	58,304	43,803
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,997	819
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	42	37
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	207	186
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	89	39
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	15
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,503	1,553
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	32	26
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,603	12,959
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,603	12,959
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,820	13,460
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,378	12,976
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	442	484
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	13	14
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	13	14
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,507	4,830
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,257	4,739
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	214	232
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,698	4,027
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,257	4,739
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	595	571
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,183	3,718
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,120	2,502
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,180	3,715
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,120	2,502
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	15,130	17,959
Derivatives
Derivative financial liabilities	14,310	19,132
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1	22
Derivatives
Derivative financial liabilities		14
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	15,129	17,937
Derivatives
Derivative financial liabilities	14,214	19,022
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	96	96
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	32,887	29,620
Derivatives
Derivative financial liabilities	34,566	27,314
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	26	13
Derivatives
Derivative financial liabilities	28	14
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	32,856	29,605
Derivatives
Derivative financial liabilities	34,538	27,300
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	5	2
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	32	19
Derivatives
Derivative financial liabilities	400	327
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	32	19
Derivatives
Derivative financial liabilities	400	327
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	4,079	4,230
Derivatives
Derivative financial liabilities	6,002	4,437
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2	5
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3,513	3,855
Derivatives
Derivative financial liabilities	4,366	3,360
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	564	370
Derivatives
Derivative financial liabilities	1,636	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,468	2,414
Derivatives
Derivative financial liabilities	1,449	1,993
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	256	383
Derivatives
Derivative financial liabilities	171	355
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,205	2,022
Derivatives
Derivative financial liabilities	1,275	1,611
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	7	9
Derivatives
Derivative financial liabilities	3	27
Recurring fair value measurement [member] | Held For Trading [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	2,687	3,675
Recurring fair value measurement [member] | Held For Trading [member] | Level 2 of fair value hierarchy [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	2,687	$ 3,675
Recurring fair value measurement [member] | Financial liabilities designated at fair value through profit or loss [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	6
Recurring fair value measurement [member] | Financial liabilities designated at fair value through profit or loss [member] | Level 2 of fair value hierarchy [member]
Obligations related to securities sold under repurchase agreements
Obligations related to securities sold under repurchase agreements	$ 6